Commitments and Contingencies (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended			114 Months Ended	120 Months Ended			12 Months Ended				114 Months Ended	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Oct. 02, 2012	Dec. 31, 2010	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2006 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2003 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Wake Forest University Health Sciences (WFUHS) [Member]	Dec. 31, 2007 Wake Forest University Health Sciences (WFUHS) [Member]
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 9,000		$ 37,000	$ 81,000		$ 87,000	$ 200,000		$ 700,000
Summarizes future minimum lease payments [Abstract]
2013	519,000			519,000			947,000			947,000	519,000
2014	1,055,000			1,055,000			1,055,000			1,055,000	1,055,000
2015	1,079,000			1,079,000			1,079,000			1,079,000	1,079,000
2016	278,000			278,000			278,000			278,000	278,000
Total minimum lease payments	2,931,000	[1]		2,931,000	[1]		3,359,000	[2]		3,359,000 [2]	2,931,000 [1]
Security and restoration deposits									2,200,000				1,700,000
Security deposit									1,000,000
Remaining security deposit obligation									1,200,000
Additional security deposit							1,200,000
Number of years for which lease is to be renewed							5 years
Extended lease term							Oct. 31, 2016
Payments for rent									200,000
License and Research Agreements [Abstract]
Initial license fee																	200,000
Patent costs recorded as general and administrative expense	1,445,000		1,438,000	3,295,000		2,819,000	5,496,000		7,191,000	47,389,000	50,684,000			100,000	200,000			2,400,000
Number of development milestones achieved																2
Research and development	2,480,000		2,789,000	4,660,000		5,483,000	10,103,000		13,293,000	127,960,000	132,620,000					400,000
Number of subfields for specified aggregate payments																4
Aggregate milestones payments to be paid based on condition																6,900,000
Sales milestone payment based on specified condition																$ 2,000,000
Warrants to purchase common stock (in shares)	187,718,221			187,718,221			80,250,702		1,064,616	80,250,702	187,718,221	51,100,000								320
Exercise price (in dollars per share)												$ 0.75								$ 23.20
Period after which license maintenance fees required to be paid																			2 years
Period for which royalty is to be paid after first sale																			15 years
Maximum period for payment of royalty after expiration of product																			7 years

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.
[2]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.